Loans Receivable and Allowance for Loan Losses (Composition of Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 501,534	$ 503,577
Deferred fees (net)	(399)	(480)
Total loans receivable	501,135	503,097
Allowance for loan losses	(5,875)	(5,708)	(5,502)	(5,458)
Net loans receivable	495,260	497,389
Percent of Loans	100.00%	100.00%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	158,139	158,842
Allowance for loan losses	(1,323)	(1,441)	(1,797)
Percent of Loans	31.50%	31.60%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	261,956	273,144
Allowance for loan losses	(3,890)	(3,025)	(3,183)
Percent of Loans	52.20%	54.20%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	19,221	20,551
Allowance for loan losses	(222)	(898)	(119)
Percent of Loans	3.90%	4.10%
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	42,514	35,745
Allowance for loan losses	(256)	(184)	(223)
Percent of Loans	8.50%	7.10%
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	19,704	15,295
Allowance for loan losses	$ (184)	$ (160)	$ (180)
Percent of Loans	3.90%	3.00%